Compensation Arrangements (Tables)	12 Months Ended
Dec. 31, 2016
Compensation Arrangements [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
The table below summarizes activity regarding unvested restricted stock units under the Plans for the year ended December 31, 2016:

	Restricted Stock Units	Weighted- Average Grant Date Fair Value (per share)
Unvested at December 31, 2015	39,143,509	$6.53
Granted	20,046,195	$3.93
Vested	(22,698,324)	$5.91
Forfeited	(11,083,534)	$6.22
Unvested at December 31, 2016	25,407,846	$5.18

Schedule of Share-based Compensation, Stock Options, Activity
The table below summarizes the stock option activity for the year ended December 31, 2016:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands) (1)
Outstanding at December 31, 2015	1,584,832	$0.95	3.96	$3,360
Exercised	(491,483)	$1.26
Forfeited	(102,177)	$0.88
Outstanding and exercisable at December 31, 2016	991,172	$0.77	2.83	$2,527

(1)
The aggregate intrinsic value of options outstanding and exercisable represents the total pretax intrinsic value (the difference between the fair value of the Company's stock on the last day of each period and the exercise price, multiplied by the number of options where the fair value exceeds the exercise price) that would have been received by the option holders had all option holders exercised their options as of December 31, 2016 and 2015, respectively.

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
The table below summarizes activity regarding unvested restricted stock for the year ended December 31, 2016:

	Restricted Stock Awards	Weighted- Average Grant Date Fair Value (per share)
Unvested at December 31, 2015	1,908,408	$5.72
Vested	(492,422)	$7.42
Forfeited	(196,968)	$7.42
Unvested at December 31, 2016	1,219,018	$4.76